Commitments (Tables)	9 Months Ended
Oct. 31, 2015
Schedule of Minimum Royalty Payments [Table Text Block]
Year ending January 31,	Amount
2016	$200,000
2017	362,500
2018	350,000
2019	350,000
2020	87,500
$1,350,000